SHAREHOLDERS' DEFICIT - Additional Information (Details)		1 Months Ended							3 Months Ended		12 Months Ended
	Aug. 16, 2023	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 USD ($)	Aug. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	May 14, 2024 shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 shares	Jun. 09, 2021 $ / shares shares	Apr. 30, 2020 $ / shares
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized							9,000,000		500,000	9,000,000	500,000	500,000		13,888,889		180,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued									462,588		373,359	58,394
Common stock, shares outstanding									462,588		373,359	58,394
Holders of number of shares of common stock present and approved for increase of authorized shares														301,526
Period to submit plan to regain compliance	45 days
Proceeds from share issuance, net of share issuance costs | $										$ 300,000	$ 5,383,000	$ 5,195,000
Price per share | $ / shares						$ 22.00
Pre-funded warrants						41,667
Pre-funded warrants, shares				41,667
Warrant exercise price (in dollars per share) | $ / shares																	$ 22.00	$ 1,800.00
Stock-based compensation (in shares)									14,931
General corporate purposes, including working capital, marketing, and capital expenditures | $											5,100,000
Common shares to certain employees, directors and vendors in lieu of cash compensation					3,319
Reverse stock split ratio							0.05
Fractional shares issued							0
Gross proceeds | $										$ 300,000	$ 5,383,000	$ 5,195,000
Common share purchase warrants per unit																	1
Convertible Debt
SHAREHOLDERS' EQUITY (DEFICIT)
Common shares issued to settle amounts owed | $									74,298
Debt repaid | $									$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]									us-gaap:ShareSettlementMember
Subsequent Events
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized		500,000											100,000,000		9,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001											$ 0.001		$ 0.001
Reverse stock split ratio		0.056
Fractional shares issued		0
Subsequent Events | Convertible Debt
SHAREHOLDERS' EQUITY (DEFICIT)
Common shares issued to settle amounts owed | $			1,337,371
Debt repaid | $			$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Amended Stock Option Plan
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding									1,086		1,385
Equity Incentive Plan
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding									83		639
Number of shares authorized									5,472		4,917
Private Placements
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued							2,778		2,778
Gross proceeds | $									$ 300,000
Shares issue price | $ / shares							$ 108.00		$ 108.00	$ 108.00
Gross proceeds | $							$ 300,000
Public offering (pre-funded warrants)
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued						277,778
Price per share | $ / shares						$ 22.00
Warrant exercise price (in dollars per share) | $ / shares						$ 0.001
Gross proceeds | $						$ 6,000,000
Option to purchase additional shares
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued						41,667
Number of days to purchase additional shares						45 days
Additional shares issued under allotment						0
2022 Equity Financing
SHAREHOLDERS' EQUITY (DEFICIT)
Proceeds from share issuance, net of share issuance costs | $								$ 6,200,000
Shares issued								15,489
Period to purchase additional shares								45 days
Percentage of additional shares issued								15.00%
Shares issue price | $ / shares								$ 403.00
Acquisition of Certain Assets of Innovation Neuromonitoring, LLC
SHAREHOLDERS' EQUITY (DEFICIT)
Share issuance, acquisition related (in shares)				30,441